DISCONTINUED OPERATIONS	6 Months Ended
Sep. 30, 2025
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 13– DISCONTINUED OPERATIONS

Disposition of the automobile segment

On July 5, 2024, the Company terminated the automobile business and transferred the 100% of the equity interests of Happiness Hong Kong and its subsidiaries together with the automobile-related business to a third party for HK$ 10,000 consideration by the strategic decision.

Disposition of the healthcare and E-commerce segment

On April 10, 2023, the Company entered into an agreement to transfer 100% of the equity interests in the Fujian Happiness Biotech Co., Limited (“Fujian Happiness”) and its subsidiaries to the third-party Fujian Hengda Beverage Co., Ltd (“Fujian Hengda”), a PRC company which is not affiliate of the Company or any of its directors or officers. Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Fujian Happiness in exchange for cash consideration of RMB 78 million (approximately $11.3 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, Fujian Hengda will become the sole shareholder of Fujian Happiness and as a result, assume all assets and liabilities of Fujian Happiness and subsidiaries owned or controlled by Fujian Happiness. The closing was approved by a majority of the Company’s shareholders on July 31, 2023.

On August 28, 2023, the Company’s indirect wholly owned subsidiary (the “Seller”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) and Shunchang Jinyifu trading Co., Ltd ("Shunchang Jinyi”), a PRC company which is not affiliate of the Company or any of its directors or officers (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Happy Buy in exchange for cash consideration of RMB 5 million (approximately $0.7 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of Happy Buy and as a result, assume all assets and liabilities of Happy Buy and subsidiaries owned or controlled by Happy Buy. The transaction was closed on September 1, 2023.

On July 31, 2023, the Company disposed all of healthcare business for approximately $11.3 million (RMB 78 million) consideration.

On September 30, 2023, the Company disposed all of E-commerce business for approximately $0.7 million (RMB 5 million) consideration.

The Company no longer retained any financial interest over automobiles sales, healthcare and E-commerce business from July 6, 2024, August 1, 2023 and October 1, 2023, respectively, and accordingly deconsolidated both businesses’ financial statements from the Company’s consolidated financial statements. The disposal of these businesses represented a strategic shift and has a major effect on the Company’s result of operations.

The Company calculated a loss resulting from the above-mentioned dispositions as follows:

For the year ended March 31, 2025
Consideration	$1,280

Cash and cash equivalents	86,954
Accounts receivable, net	11,297
Prepaid expenses and other current assets	830,120
Property, plant and equipment, net	11,974
Long-term investment	1,812,920
Other payables and accrued liabilities	(2,783,388)

Net assets of discontinued operations	(30,123)
Non-controlling interest of discontinued operations	$409,875
Foreign exchange gain or losses	(11,249)
Less: net assets of discontinued operations contributable to the Company	368,503
Loss on disposal of discontinued operations	$(367,223)

The assets and liabilities for discontinued operations comprised the following items as of March 31, 2024:

March 31, 2024
Current assets for discontinued operations
Cash and cash equivalents	$602,463
Accounts receivable, net	11,360
Prepaid expenses and other current assets	394,458
Total	$1,008,281

Non-current assets for discontinued operations
Property, plant and equipment, net	$12,596
Total	$12,596

Total assets	$1,020,877

Current liabilities for discontinued operations
Other payables and accrued liabilities	$114,306
Total	$114,306

Total liabilities	$114,306

The operating results from discontinued operations included in the Company’s consolidated statements of operations and other comprehensive income (loss) were as follows for the years ended March 31, 2025, 2024 and 2023:

	For the years ended March 31,
	2025	2024	2023
Major classes of line items constituting net loss of discontinued operations
Revenues	$-	$26,408,122	$98,152,825
Cost of revenues	(15)	(25,148,902)	(93,098,463)
Selling and marketing	(905,694)	(12,258,710)	(53,790,207)
General and administrative	(29,774)	(1,900,701)	(6,386,621)
Research and development	-	(190,575)	(1,397,118)
Goodwill impairment	-	-	(7,872,696)
Other expense that are not major	(76)	(190,421)	(57,880)
Loss from discontinued operations, before income tax	(935,559)	(13,281,187)	(64,450,160)
Income tax benefit (expense)	-	95,630	(3,457,080)
Loss from discontinued operations, net of income tax	(935,559)	(13,185,557)	(67,907,240)
(Loss) gain on disposal of discontinued operations	(367,223)	7,547,428	-
Net loss from discontinued operations, net of income tax	$(1,302,782)	$(5,638,129)	$(67,907,240)